Revenue by category (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue by category [line items]
Revenue	€ 142,573	€ 114,477	€ 102,035
Software (non-medical) [member]
Disclosure of revenue by category [line items]
Revenue	35,770	30,122	25,798
Software (medical) [member]
Disclosure of revenue by category [line items]
Revenue	15,619	13,404	11,927
Medical devices and services [member]
Disclosure of revenue by category [line items]
Revenue	27,222	24,506	22,929
Prototyping [member]
Disclosure of revenue by category [line items]
Revenue	28,423	27,568	26,630
End parts production [member]
Disclosure of revenue by category [line items]
Revenue	25,324	18,838	14,751
Complex metal parts production (ACTech) [member]
Disclosure of revenue by category [line items]
Revenue	9,965	0	0
Other category [member]
Disclosure of revenue by category [line items]
Revenue	€ 250	€ 39	€ 0